STOCKHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands, ₪ in Millions		1 Months Ended		12 Months Ended					13 Months Ended
	Feb. 21, 2012	Feb. 29, 2016 USD ($)	Feb. 29, 2016 ILS (₪)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 ILS (₪)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 ILS (₪)	Jan. 31, 2014 USD ($)	Jan. 31, 2014 ILS (₪)	Feb. 28, 2016 $ / shares	Feb. 28, 2015
STOCKHOLDERS' EQUITY [Abstract]
Treasury stock acquired | shares				2,507,314	2,507,314	2,507,314
Percentage of outstanding stock in treasury stock				10.70%	10.70%	10.70%
Dividend rate as a percentage of net profits	50.00%
Dividend paid		$ 6,500	₪ 25.4	$ 13,171	$ 15,697	$ 13,502	$ 36,100	₪ 135.4	$ 16,500	₪ 63.4	$ 20,500	₪ 72.4	$ 17,200	₪ 61.1
Cash dividend declared, value per share | $ / shares															$ 0.31
Dividends payable date																2016-04